CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income (loss)	$ (1,001)	$ (1,927)	$ 2,829
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation	112	(284)	40
Net investment and cash flow hedges	(103)	180	3
Taxes on the above items	15	(8)	19
Reclassification to profit or loss	(43)	(80)	(71)
Other comprehensive income that will be reclassified to profit or loss, net of tax	(19)	(192)	(9)
Items that will not be reclassified subsequently to profit or loss:
Revaluation of pension obligations	1	1	(1)
Fair value through other comprehensive income	8	0	(21)
Other components of other comprehensive income that will not be reclassified to profit or loss, net of tax	9	1	(22)
Total other comprehensive income (loss)	(10)	(191)	(31)
Comprehensive income (loss)	(1,011)	(2,118)	2,798
Attributable to:
Brookfield Business Partners	(869)	(945)	513
Non-controlling interests	$ (142)	$ (1,173)	$ 2,285